Management and assessment of financial risks (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of credit risk exposure [line items]
Assets	€ 652,052		€ 205,228
Cash and cash equivalents	€ 589,703		€ 144,221	€ 180,451	€ 251,942
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Assets | $		$ 458,254
Cash and cash equivalents | $		450,233
Liabilities | $		$ 1,878
Reasonably possible change in risk variable, percent	10.00%
Adverse change in exchange rate, impact on foreign exchange loss	€ 35,337
Favorable change in exchange rate, impact on foreign exchange gain	€ 43,189